DEBT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term debt	$ 258	$ 221	$ 1,213
Total Indebtedness	23,286	23,118	15,217
Long-term debt	23,028	22,897	14,004
Convertible Debenture
Long-term debt	14,196	14,012	13,701
Vehicle Loans
Short-term debt	38	50	170
Long-term debt	19	28	233
Mortgage Payable [Member]
Short-term debt	170	105	0
Long-term debt	8,813	8,857	0
Note Payable
Short-term debt	50	66	1,043
Long-term debt	$ 0	0	5
Note Payable 1
Long-term debt		$ 0	$ 65